Schedule of Reserved Shares of Common Stock (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Common Stock Outstanding	36,920,226	36,688,266
Warrants Outstanding	14,107,989	14,107,989
Contingent Earnout Shares	26,000,000	26,000,000
Performance Based Management Earnout		2,000,000
2023 Equity Incentive Plan Available for Future Issuance	2,542,011	2,773,971
Employee Stock Purchase Plan Available for Future Issuance	1,000,000	1,000,000
Total	80,570,226	82,570,226